Significant Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions
Schedule of transactions with related parties

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Sales of goods to
—Indirect subsidiaries of CK Hutchison	3,908	5,398
Revenue from research and development services
—Equity investees	4,883	3,815
Purchase of goods from
—A non-controlling shareholder of a subsidiary	7,942	5,998
—An equity investee	494	62
	8,436	6,060
Rendering of marketing services from
—Indirect subsidiaries of CK Hutchison	241	273
—An equity investee	5,125	4,258
	5,366	4,531
Rendering of management services from
—An indirect subsidiary of CK Hutchison	448	437
Interest paid to
—An immediate holding company	—	84
—An indirect subsidiary of CK Hutchison	65	—
—A non-controlling shareholder of a subsidiary	32	47
	97	131
Guarantee fee on bank loan to
—An indirect subsidiary of CK Hutchison	234	234
Dividend paid to
—A non-controlling shareholder of a subsidiary	37	—